Material accounting policies - Assumptions and estimation uncertainties and Business combinations (Details)			12 Months Ended
	Jun. 30, 2025	Feb. 07, 2024	Dec. 31, 2025	Dec. 31, 2023	Aug. 20, 2025	Apr. 03, 2025	Mar. 12, 2025	Mar. 04, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Scrap value estimate, historical average period used			4 years
Golden Ocean Group Limited
Disclosure of detailed information about property, plant and equipment [line items]
Share in equity						8.54%	40.80%
Proportion of ownership interest in subsidiary	49.40%
CMB.TECH NV | Golden Ocean Group Limited
Disclosure of detailed information about property, plant and equipment [line items]
Share in equity					50.65%
Hemen Holding Limited | Golden Ocean Group Limited
Disclosure of detailed information about property, plant and equipment [line items]
Share in equity							40.80%	40.80%
CMB | CMB.TECH NV
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%